CERT ARCA

NYSE Regulation

11000264

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

June 16, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	iShares Trust	
	Issuer CIK:	0001100663
	Issuer File Number:	001-15897
	Form Type:	8-A12B
	Filing Date:	June 9, 2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 13, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

iShares Floating Rate Note Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 656-4623. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance